                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number:
                                               ----------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA  19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul A. Frick
Title: Vice President
Phone: (610) 941-5006

Signature, Place, and Date of Signing:


/s/ Paul A. Frick                  West Conshohocken, PA         11/13/09
------------------------------   -------------------------   ------------------
      [Signature]                      [City, State]               [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.    Form 13F File Number   Name
----   --------------------   ------------------------
1      28-2635                Gardner Russo & Gardner

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         32

Form 13F Information Table Value Total:   $149,700
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -----------------------
2     28-11063               Permit Capital GP, L.P.

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
                                 TITLE                 VALUE    SHRS OR  SHR/ PUT/ INVESTMENT   OTHER  VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS   CUSIP     (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
AMERICAN EXPRESS CO               COM      025816109   1,119      33,000  SH         OTHER         2    X
AMERICAN INTL GROUP INC         COM NEW    026874784     401       9,080  SH         OTHER         2    X
AMERICAN TOWER CORP               CL A     029912201   1,820      50,000  SH         OTHER         2    X
BLOUNT INTL INC NEW               COM      095180105   1,157     122,174  SH         OTHER         2    X
CITIGROUP INC                     COM      172967101   1,796     371,176  SH         OTHER         2    X
DELL INC                          COM      24702R101   4,605     301,759  SH         OTHER         2    X
GENERAL ELECTRIC                  COM      369604103   3,212     195,618  SH         OTHER         2    X
GOLDMAN SACHS GROUP INC           COM      38141G104   4,867      26,400  SH         OTHER         2    X
IPASS INC                         COM      46261V108   1,003     726,468  SH         OTHER         2    X
IRON MTN INC                      COM      462846106   1,866      70,000  SH         OTHER         2    X
JOHNSON & JOHNSON                 COM      478160104   4,591      75,400  SH         OTHER         2    X
LIBERTY MEDIA HOLDG CORP     INT COM SER A 53071M104   4,343     395,923  SH         OTHER         2    X
MCKESSON CORP                     COM      58155Q103   1,429      24,000  SH         OTHER         2    X
NEWCASTLE INVESTMENT CORP         COM      65105M108     213      71,615  SH         OTHER         2    X
OMNICARE INC.                     COM      681904108     959      42,600  SH         OTHER         2    X
SBA COMMUNICATIONS CORP           COM      78388J106  96,952   3,586,821  SH         OTHER         2    X
SPRINT NEXTEL CORP                COM      852061100   1,031     261,000  SH         OTHER         2    X
TELVENT GIT SA                    SHS      E90215109   4,618     159,363  SH         OTHER         2    X
TRANSOCEAN LTD                  REG SHS    H8817H100   3,381      39,530  SH         OTHER         2    X
US NATURAL GAS FUND LP            UNIT     912318102     740      63,000  SH         OTHER         2    X
VODAFONE GROUP PLC           SPONS ADR NEW 92857W209   4,214     187,275  SH         OTHER         2    X
ALTRIA GROUP INC                  COM      02209S103     422      23,700  SH         OTHER       1,2    X
BERKSHIRE HATHAWAY INC DEL        CL A     084670108   1,111          11  SH         OTHER       1,2    X
BERKSHIRE HATHAWAY INC DEL        CL B     084670207      83          25  SH         OTHER       1,2    X
BROWN FORMAN CORP                 CL A     115637100     301       5,900  SH         OTHER       1,2    X
COMCAST CORP NEW                CL A SPL   20030N200     496      30,850  SH         OTHER       1,2    X
MARTIN MARIETTA MATLS INC         COM      573284106     479       5,200  SH         OTHER       1,2    X
PHILIP MORRIS INTL INC            COM      718172109     987      20,250  SH         OTHER       1,2    X
SCRIPPS NETWORKS INTERACTIVE    CL A COM   811065101     296       8,000  SH         OTHER       1,2    X
WASHINGTON POST CO                CL B     939640108     295         630  SH         OTHER       1,2    X
WELLS FARGO & CO NEW              COM      949746101     509      18,075  SH         OTHER       1,2    X
UNILEVER NV                    NY SHS NEW  904784709     404      14,000  SH         OTHER       1,2    X